Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Groups and measurement bases of financial assets and financial liabilities

B. Groups and measurement bases of financial assets and financial liabilities

As at December 31, 2017
Financial assets			Financial liabilities
Measured at fair value through the statement of income	Measured at fair value through the statement of comprehensive income	Loans and receivables	Measured at fair value through the statement of income	Measured at amortized cost
$ millions	$ millions	$ millions	$ millions	$ millions

Cash and cash equivalents	-	-	83	-	-

Short-term investments and deposits	-	-	90	-	-

Trade receivables	-	-	932	-	-

Other receivables	5	-	81	-	-

Financial assets available for sale	-	212	-	-	-

Other non-current assets	64	-	8	-	-

Total financial assets	69	212	1,194	-	-

Short term credit	-	-	-	-	(822)

Trade payables	-	-	-	-	(790)

Other current liabilities	-	-	-	(3)	(310)

Long-term debt and debentures	-	-	-	-	(2,388)

Other non-current liabilities	-	-	-	(3)	-

Total financial liabilities	-	-	-	(6)	(4,310)

Total financial instruments, net	69	212	1,194	(6)	(4,310)

Maximum credit exposure

(2) Maximum Exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

As at December 31
Carrying amount ($ millions)
2017	2016

Cash and cash equivalents	83	87
Short term investments and deposits	90	29
Trade receivables	932	966
Other receivables	86	59
Financial assets available for sale	212	253
Other non-current assets	72	12
	1,475	1,406

Maximum credit exposure by geographical region

The maximum exposure to credit risk for trade receivables, at the reporting date by geographic region was:

As at December 31
Carrying amount ($ millions)
2017	2016

Western Europe	332	274
Asia	227	261
North America	131	154
South America	70	102
Israel	70	82
Other	102	93
	932	966

Aging of debts and impairment losses

(3) Aging of debts and impairment losses

The aging of trade receivables at the reporting date was:

As at December 31
2017		2016
Gross	Impairment	Gross	Impairment
$ millions	$ millions	$ millions	$ millions

Not past due	785	-	832	-
Past due up to 3 months	125	-	91	-
Past due 3 to 12 months	23	(6)	44	(1)
Past due over 12 months	10	(5)	5	(5)
	943	(11)	972	(6)

Allowance of doubtful accounts

The movement in the allowance of doubtful accounts during the year was as follows:

2017	2016
$ millions	$ millions

Balance as at January 1	6	11
Additional allowance	5	1
Write offs	(1)	(3)
Reversals	-	(2)
Changes due to translation differences	1	(1)
Balance as at December 31	11	6

Liquidity risk

The following are the contractual maturities of financial liabilities, including estimated interest payments:

As at December 31, 2017
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities

Short term credit (not including current maturities)	810	822	-	-	-
Trade payables	790	790	-	-	-
Other current liabilities	310	310	-	-	-
Long-term debt and debentures	2,400	102	345	1,085	1,358
	4,310	2,024	345	1,085	1,358

Financial liabilities – derivative instruments utilized for economic hedging

Foreign currency and interest derivative instruments	6	3	-	-	3

Note 24 - Financial Instruments and Risk Management (cont'd)

D. Liquidity risk (cont'd)

As at December 31, 2016
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities

Short term credit (not including current maturities)	572	576	-	-	-
Trade payables	644	644	-	-	-
Other current liabilities	334	334	-	-	-
Long-term debt and debentures	2,812	113	111	1,641	1,556
	4,362	1,667	111	1,641	1,556

Financial liabilities – derivative instruments utilized for economic and accounting hedging

Foreign currency and interest derivative instruments	8	3	-	1	4

Interest rate profile

(a) Interest Rate Profile

Set forth below is detail regarding the type of interest on the Group’s non-derivative interest‑bearing financial instruments:

As at December 31
2017	2016
$ millions	$ millions

Fixed rate instruments:
Financial assets	88	27
Financial liabilities	(1,800)	(1,763)
	(1,712)	(1,736)
Variable rate instruments
Financial assets	97	95
Financial liabilities	(1,428)	(1,621)
	(1,331)	(1,526)

Sensitivity analysis for variable rate instruments

The below analysis assumes that all other variables (except for the interest rate), in particular foreign currency rates, remain constant.

As at December 31, 2017
Impact on profit (loss)
Decrease of 1% in interest	Decrease of 0.5% in interest	Increase of 0.5% in interest	Increase of 1% in interest
$ millions	$ millions	$ millions	$ millions

Changes in U.S Dollar interest
Non-derivative instruments	11	5	(5)	(11)
SWAP instruments	(11)	(5)	5	10
	-	-	-	(1)
Changes in Israeli Shekel interest
SWAP instruments	27	14	(13)	(26)
Changes in Euro interest
Non-derivative instruments	1	- *	- *	(1)
Changes in Chinese Yuan Renminbi interest
Non-derivative instruments	2	1	(1)	(2)

* Less than $1 million.

Terms of derivative financial instruments used to hedge interest risk

(d) Terms of derivative financial instruments used to hedge interest risk

As at December 31, 2017
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

U.S Dollar
SWAP contracts from variable interest to fixed interest	(3)	350	0-7	1.36% - 2.6%

Israeli Shekel
SWAP contracts from fixed interest to variable interest	64	489	0-4	2.45% - 4.74%

Euro
SWAP contracts from fixed interest to variable interest	(1)	51	0-1	1-month Libor

As at December 31, 2016
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

U.S Dollar
SWAP contracts from fixed interest to variable interest	(6)	380	0-4	1.4%-3.2%

Sensitivity analysis non-derivative financial instruments

A 10% increase at the rate of the US$ against the following currencies would have increased (decreased) profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

As at December 31
Impact on profit (loss)
2017	2016
$ millions	$ millions

Non-derivative financial instruments
U.S Dollar/Euro	(9)	(75)
U.S Dollar/Israeli Shekel	92	92
U.S Dollar/British Pound	3	-
U.S Dollar/Brazilian Real	-	(1)
U.S Dollar/Chinese Yuan	(4)	-
U.S Dollar/Turkey Lira	(1)	(1)

A 10% decrease of the US$ against the above currencies at December 31 would have the same effect but in the opposite direction

Market risk sensitivity analysis
As at December 31, 2017
Increase 10%	Increase 5%	Decrease 5%	Decrease 10%
$ millions	$ millions	$ millions	$ millions

Euro/ U.S Dollar
Forward transactions	35	17	(15)	(29)
Options	6	3	(3)	(7)

U.S Dollar/Israeli Shekel
Forward transactions	(39)	(21)	23	48
Options	(36)	(9)	20	50

British Pound/U.S Dollar
Forward transactions	2	1	(1)	(3)

U.S Dollar/Chinese Yuan Renminbi
Forward transactions	3	2	(2)	(4)

British Pound/Euro
Forward transactions	2	1	(1)	(3)

Terms of derivative financial instruments used to economically hedge foreign currency risk

(b) Terms of derivative financial instruments used to economically hedge foreign currency risk

As at December 31, 2017
Carrying amount	Stated amount	Average
$ millions	$ millions	exchange rate

Forward contracts
Israeli Shekel/U.S Dollar	2	430	3.5
U.S Dollar/Euro	(3)	320	1.2
British Pound/Euro	-	20	0.9
U.S Dollar/British Pound	-	24	1.3
Chinese Yuan Renminbi/U.S Dollar	(1)	33	6.7
Other	-	33	-

Currency and interest SWAPs
Israeli Shekel/U.S Dollar	64	489	3.7

Put options
Israeli Shekel/U.S Dollar	5	525	3.4
U.S Dollar/Euro	-	63	1.2
Japanese Yen/U.S Dollar	-	3	115.5

Call options
Israeli Shekel/U.S Dollar	(1)	525	3.4
U.S Dollar/Euro	(2)	63	1.2
Japanese Yen/U.S Dollar	-	3	115.5

Note 24 - Financial Instruments and Risk Management (cont'd)

E. Market risk (cont'd)

2. Currency risk (cont'd)

(b) Terms of derivative financial instruments used to economically hedge foreign currency risk (cont’d)

As at December 31, 2016
Carrying amount	Stated amount	Average exchange rete
$ millions	$ millions

Forward contracts
Israeli Shekel/U.S Dollar	-	483	3.8
U.S Dollar/Euro	4	265	1.1
U.S Dollar/British Pound	1	84	1.3
Chinese Yuan Renminbi/U.S Dollar	1	30	6.8
Other	-	14	-

Currency and interest SWAPs
Israeli Shekel/U.S Dollar	3	571	3.7

Put options
Israeli Shekel/U.S Dollar	4	599	3.7
U.S Dollar/Euro	2	41	1.1
Japanese Yen/U.S Dollar	-	3	107.7
British Pound/Euro	-	15	0.8
U.S Dollar/British Pound	(1)	11	1.3

Call options
Israeli Shekel/U.S Dollar	(6)	599	3.7
U.S Dollar/Euro	-	41	1.1
Japanese Yen/U.S Dollar	-	3	107.7
British Pound/Euro	-	15	0.8
U.S Dollar/British Pound	-	11	1.3

The maturity date of all of the derivatives used to economically hedge foreign currency risk is up to a year.

Linkage terms of monetary balances

(c) Linkage terms of monetary balances – in millions of Dollars

As at December 31, 2017
US Dollar	Euro	British Pound	Israeli Shekel	Brazilian Real	Chinese Yuan Renminbi	Others

Non-derivative instruments:
Cash and cash equivalents	19	18	7	1	7	22	9
Short term investments and deposits	82	1	-	-	-	5	2
Trade receivables	419	246	48	59	31	92	37
Other receivables	40	1	-	39	-	-	1
Financial assets available for sale	-	-	-	-	-	212	-
Other non-current assets	5	1	-	-	3	-	-
Total financial assets	565	267	55	99	41	331	49

Short-term credit	427	158	20	36	8	173	-
Trade payables	187	182	23	289	15	85	9
Other current liabilities	95	77	15	96	2	21	5
Long term debt, debentures and others	1,721	29	-	522	22	98	-
Total financial liabilities	2,430	446	58	943	47	377	14

Total non-derivative financial instruments, net	(1,865)	(179)	(3)	(844)	(6)	(46)	35

Derivative instruments:
Forward transactions	-	320	44	430	-	33	33
Cylinder	-	63	-	525	-	-	3
Total derivative instruments	-	383	44	955	-	33	36

Net exposure	(1,865)	204	41	111	(6)	(13)	71

Note 24 - Financial Instruments and Risk Management (cont'd)

E. Market risk (cont'd)

2. Currency risk (cont'd)

(c) Linkage terms of monetary balances – in millions of Dollars (cont'd)

As at December 31, 2016
US Dollar	Euro	British Pound	Israeli Shekel	Brazilian Real	Chinese Yuan Renminbi	Others

Non-derivative instruments:
Cash and cash equivalents	12	22	2	2	4	38	7
Short term investments and deposits	18	-	-	-	-	5	6
Trade receivables	533	199	36	50	27	84	37
Other receivables	41	-	-	5	-	-	-
Financial assets available for sale	-	-	-	-	-	253	-
Other non-current assets	8	1	-	-	-	-	-
Total financial assets	612	222	38	57	31	380	50

Short-term credit	254	101	21	38	9	165	-
Trade payables	138	161	23	201	9	107	6
Other current liabilities	35	59	10	204	2	17	7
Long term debt, debentures and others	1,983	150	-	542	36	87	-
Total financial liabilities	2,410	471	54	985	56	376	13

Total non-derivative financial instruments, net	(1,798)	(249)	(16)	(928)	(25)	4	37

Derivative instruments:
Forward transactions	-	265	84	483	-	30	14
Cylinder	-	41	26	599	-	-	3
SWAPS – dollar into shekel	-	-	-	571	-	-	-
Total derivative instruments	-	306	110	1,653	-	30	17

Net exposure	(1,798)	57	94	725	(25)	34	54

Fair value of financial instruments

The following table details the book value and the fair value of financial instrument groups presented in the financial statements not in accordance with their fair value:

As at December 31, 2017		As at December 31, 2016
Carrying amount	Fair value	Carrying amount	Fair value
$ millions	$ millions	$ millions	$ millions

Loans bearing fixed interest (1)	271	279	293	306

Debentures bearing fixed interest
Marketable (2)	1,247	1,291	1,201	1,201
Non-marketable (3)	281	288	281	283
	1,799	1,858	1,775	1,790

(1) The fair value of the shekel, euro, dollar and yuan loans issued bearing fixed interest is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the market interest rates on the measurement date for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as at December 31, 2017 for the shekel, euro and yuan loans was 2.4%, 1.7%, 6.1%

Note 24 - Financial Instruments and Risk Management (cont'd)

F. Fair value of financial instruments (cont'd)

and 5.6% respectively (December 31, 2016 for the shekel, euro, dollar and yuan loans – 3.3%, 2.3% and 4.2% and 5.6%, respectively).

(2) The fair value of the marketable debentures is based on the quoted stock exchange price and is classified as Level 1 in the fair value hierarchy.

(3) The fair value of the non‑marketable debentures is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the Libor rate customary in the market for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as at December 31, 2017 was 4.57% (December 31, 2016 – 4.98%)

Hierarchy of fair value

The following levels were defined:

Level 1: Quoted (unadjusted) prices in an active market for identical instruments

Level 2: Observed data (directly or indirectly) not included in Level 1 above.

As at December 31, 2017
Level 2
$ millions

Financial assets available for sale (1)	212
Derivatives used for economic hedging, net	63
275

As at December 31, 2016
Level 1	Level 2	Total
$ millions	$ millions	$ millions

Securities held for trading purposes	10	-	10
Financial assets available for sale (1)	-	253	253
Derivatives used for economic hedging, net	-	7	7
	10	260	270

(1)Investment in 15% of the share capital of YTH, which is subject to a three-year lock‑up period as required by Chinese law, which will expire in January 2019. Measurement of the fair value of the discount rate in respect of the lock‑up period was calculated by use of the Finnerty 2012

Note 24 - Financial Instruments and Risk Management (cont'd)

G. Hierarchy of fair value (cont’d)

Model and is based on an estimate of the period in which the restriction on marketability applies and a standard deviation of the yield on YTH share in this period.

The impact deriving from a possible and reasonable change in these data items, which are not observed, is not material